Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies Disclosure

26. COMMITMENTS AND CONTINGENCIES

The Group has future rental commitments related to its bandwidth leasing charges, office rental, services and advertising agreements with Sohu, fees of online games development service performed by third parties and purchase fees of in-progress online games developed by third-parties recorded in operating expenses and certain other services as follows:

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Fees of games development service and in-progress games (in thousands)	Others (in thousands)
2013	$5,255	$5,660	$2,013	$843
2014	625	2,151	2,293	—
2015 and thereafter	30	577	254	—

Total minimum payments required	$5,910	$8,388	$4,560	$843

Rental expenses, including bandwidth leasing charges and office rental, were approximately $8.4 million, $17.7 million, and $23.1 million, respectively, for the years ended December 31, 2010, 2011 and 2012 and were charged to the statement of comprehensive income as incurred.

The Group estimated the future capital commitments related to construction of office building constructed by a third-party and certain other services as follows:

	Office building constructed by a third-party (in thousands)	Others (in thousands)
2013	$32,527	$2,138
2014	—	145
2015 and thereafter	—	60

Total minimum payments required	$32,527	$2,343

The Group did not have any other significant capital and other commitments or guarantees as of December 31, 2012.

The Group did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions as of December 31, 2012.

The Group is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the Group’s management, is likely to have a material adverse effect on the business, financial condition or results of operations.

The Group has not recorded any legal contingencies as of December 31, 2012.